RELATED PARTY TRANSACTIONS - Narrative (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)		2.30%	2.42%	2.25%
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits		£ 480,000,000	£ 151,000,000
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers		14,000,000	28,000,000
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Wages and salaries		10,600,000	11,800,000	£ 11,700,000
Outstanding commitments made by entity, related party transactions		600,000	600,000	600,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions		0	0	0
Provisions		£ 0	£ 0	£ 0
Interest rate on deposits (in percent)		1.00%	2.00%	3.00%
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)		0.39%	0.39%	6.45%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)		22.93%	24.20%	24.20%
Highest paid director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Wages and salaries		£ 3,117,000	£ 4,169,000	£ 4,078,000
The Group
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	[1]	449,373,000,000	425,152,000,000
Loans and advances to customers	[1]	430,829,000,000	425,694,000,000
The Group | Operating Margin Guarantee
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Payments related to guarantees made by entity		10,000,000	20,000,000
The Group | Schroder Wealth Holdings Limited
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense		7,000,000	7,000,000
The Group | Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets		11,000,000	5,000,000	20,000,000
Interest expense on other financial liabilities		500,000,000	478,000,000	520,000,000
The Bank
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	[1]	268,683,000,000	255,056,000,000
Loans and advances to customers	[1]	116,716,000,000	123,822,000,000
The Bank | Balances and transactions between members of the Lloyds Bank Group
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets		1,933,000,000	1,995,000,000	2,491,000,000
Interest expense on other financial liabilities		327,000,000	336,000,000	655,000,000
Recharges on subsidiaries		1,609,000,000	1,403,000,000	1,461,000,000
Fees received from subsidiaries		70,000,000	56,000,000	62,000,000
Fees paid to subsidiaries		31,000,000	26,000,000	57,000,000
The Bank | Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets		11,000,000	5,000,000	20,000,000
Interest expense on other financial liabilities		468,000,000	461,000,000	£ 509,000,000
Joint ventures and associates
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Balances on term deposits from customers		£ 22,000,000	£ 73,000,000

[1]	ee note 1 regarding change to presentation.